Cahill Gordon & Reindel LLP
80 Pine Street
New York, New York 10005

February 11, 2005

(212) 701-3277

  Re:
  Reddy Ice Holdings, Inc.

Ladies and Gentlemen:

        Attached for filing with the Securities and Exchange Commission (the "Commission") on behalf of Reddy Ice Holdings, Inc. (the "Company") pursuant to the Securities Act of 1933, as amended, is a conformed Registration Statement on Form S-1 (the "Registration Statement") with exhibits, submitted electronically via the EDGAR system, for an initial public offering of Common Stock by the Company. The Company has wired funds in the amount of $27,071 for the registration fee to the Commission's account.

Please call the undersigned at (212) 701-3277 should you have any questions or comments with regard to this matter.

Sincerely, Timothy Howell

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
[Enclosures]